Investments - Net Realized Capital Gains and Losses (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Major components of net realized capital gains (losses) on investments
Fixed maturities, available-for-sale: Gross gains	$ 2.7		$ 37.5		$ 46.8		$ 38.9		$ 50.4
Fixed maturities, available-for-sale: Gross losses	(34.7)		(70.1)		(134.8)		(120.7)		(26.9)
Fixed maturities, available-for-sale: Net credit losses	(3.8)		(24.4)		(31.3)		(11.5)		(34.5)
Fixed maturities, available-for-sale: Hedging, net	(5.7)		(0.6)		2.2		(0.7)		(9.5)
Fixed maturities, trading	1.2		(0.7)		0.7		(8.6)		(6.6)
Equity securities	3.1		(0.9)		0.7		(7.4)		(0.5)
Mortgage loans	(47.5)		(74.3)		(133.8)		(74.1)		5.3
Derivatives	22.6		(56.5)		(5.3)		154.7		126.4
Other	(9.0)		1.2		100.1		112.7		8.0
Net realized capital losses	(71.1)	[1]	(188.8)	[1]	(154.7)	[2]	83.3	[2]	112.1	[2]
Unrealized gains (losses) on fixed maturities, trading	0.7		(1.8)		(0.2)		(7.8)		(6.4)
Unrealized gains (losses) on fixed maturities, trading still held reported in market risk benefit remeasurement (gain) loss	0.8		1.1		(2.9)		16.6		0.0
Unrealized gains (losses) on fixed maturities, trading, reported in net realized capital gains (losses) on funds withheld assets	(2.3)		(1.9)		6.8		(1.4)		0.0
Unrealized gains (losses) on equity securities	3.1		(0.9)		0.7		(7.1)		(0.1)
Unrealized gains (losses) on equity securities reported in net realized capital gains (losses) on funds withheld assets	0.0		1.7		1.7		(1.7)		0.0
Proceeds from sales of investments
Proceeds from sales of investments in fixed maturities, available-for-sale	$ 1,483.1		$ 2,851.9		$ 4,950.4		$ 12,273.0		$ 1,609.0

[1]	Includes realized and unrealized gains (losses). See Note 3, Investments, for further details.
[2]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.